Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated April 6, 2007, to the Statement of Additional Information dated March 1, 2007.

Effective immediately, the similar information contained in the “Beneficial Ownership in the Funds” section beginning on page 26 of the Statement of Additional Information is hereby replaced with the following:

Beneficial Equity Ownership in the Funds:

I. Charles Rinaldi	Small Cap Value Fund	Over $1,000,000
	Small/Mid Cap Value	Over $1,000,000

104245 04-07	SMS0407/SUP015 04-07